Net Income/(Loss) Per Share - Schedule of Basic and Diluted Net Income/Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income		¥ (86,006)		$ (12,299)		¥ 28,303		¥ (93,104)
Net loss attributable to non-controlling interests		(1,296)		(185)		(2,530)		(1,351)
Numerator for basic and diluted net (loss)/income per share calculation		(84,710)		$ (12,114)		30,833		(91,753)
Numerator for diluted net income/(loss) per share calculation | ¥		¥ (84,710)				¥ 30,833		¥ (91,753)
Denominator:
Weighted average number of ordinary shares (in Shares)	[1]	6,538,164		6,538,164		681,396		256,539
Denominator for basic and diluted net income/(loss) per share calculation (in Shares)	[1]	6,538,164		6,538,164		681,396		256,539
Denominator for diluted net (loss)/income per share calculation (in Shares)	[1]	6,538,164		6,538,164		681,396		256,539
Net (loss)/income per ordinary share*
-Basic (in Yuan Renminbi per share) | (per share)		¥ (12.96)	[2]	$ (1.85)	[1]	¥ 45.25	[1]	¥ (357.66)	[1]
-Diluted (in Yuan Renminbi per share) | (per share)		¥ (12.96)	[2]	$ (1.85)	[1]	¥ 45.25	[1]	¥ (357.66)	[1]

[1]	Retrospectively restated to reflect the 2025 Share Consolidation.
[2]	Retrospectively restated to reflect the 2025 Share Consolidation.